SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) $ / shares in Units, RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 RUB shares
SARs and RSUs, Quantity
Non-vested at the end of the period (in shares)	6,919,190
SARs and RSUs, Weighted average grant date fair value
Unamortized share-based compensation expense related to unvested share options, RSUs and SARs	$ 129.6	RUB 7,860
Weighted average period for recognition of unamortized share-based compensation expense	3 years 11 days
Number of restricted stock units expected to vest (in shares)	6,252,694	6,252,694
Options
Options, Quantity
Non-vested at the beginning of the period (in shares)	42,375
Granted (in shares)	0
Vested (in shares)	(13,438)
Forfeited (in shares)	(3,500)
Non-vested at the end of the period (in shares)	937
Options, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 10.47
Vested (in dollars per share) | $ / shares	7.20
Forfeited (in dollars per share) | $ / shares	5.30
Cancelled (in dollars per share) | $ / shares	(13.30)
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 2.58
SARs and RSUs, Quantity
Cancelled (in shares)	(24,500)
SARs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)	55,867
Granted (in shares)	0
Vested (in shares)	(19,560)
Cancelled (in shares)	(35,441)
Non-vested at the end of the period (in shares)	866
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 9.87
Vested (in dollars per share) | $ / shares	9.83
Cancelled | $ / shares	9.83
Non-vested at the end of the period (in dollars per share) | $ / shares	12.45
RSUs
Options, Weighted average grant date fair value
Cancelled (in dollars per share) | $ / shares	$ (20.94)
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)	5,668,962
Granted (in shares)	3,871,610
Vested (in shares)	(2,223,443)
Forfeited (in shares)	(391,742)
Cancelled (in shares)	(6,197)
Non-vested at the end of the period (in shares)	6,919,190
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share) | $ / shares	$ 20.78
Granted (in dollars per share) | $ / shares	18.66
Vested (in dollars per share) | $ / shares	21.20
Forfeited (in dollars per share) | $ / shares	21.70
Non-vested at the end of the period (in dollars per share) | $ / shares	$ 19.41